Property, plant and equipment	3 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of March
31, 2024 and 2025:

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
GROSS VALUES

AS OF JANUARY 1, 2024	1,346	—	513		507		2,366		1,262
Acquisition	—				12		12		—
Disposal	—		—		—		—		—
Effect of the change in foreign currency exhange rates	6		—		1		7		6
AS OF MARCH 31, 2024	1,352	—	513	—	521	—	2,385	—	1,268

AS OF DECEMBER 31, 2024	2,818	—	513		698		4,029		2,526
Acquisition	—		—		25		25		—
Disposal	—		(29)		(5)		(34)		—
Effect of the change in foreign currency exchange rates	(4)		—		(16)		(20)		(21)
AS OF MARCH 31, 2025	2,814	—	484	—	702	—	4,000	—	2,505

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL	OF WHICH ROU
DEPRECIATION

AS OF JANUARY 1, 2024	(837)	—	(387)	—	(265)	—	(1,488)	(761)
Increase	(176)		(10)		(39)		(225)	(150)
Disposal	—		—		3		3	—
AS OF MARCH 31, 2024	(1,013)	—	(396)	—	(301)	—	(1,710)	(911)

AS OF DECEMBER 31, 2024	(613)	—	(419)	—	(332)	—	(1,363)	(575)
Increase	(224)		(8)		(34)		(266)	(194)
Disposal	—		29		5		34	—
Effect of the change in foreign currency exhange rates	1		—		5		6	2
AS OF MARCH 31, 2025	(836)	—	(398)	—	(356)	—	(1,590)	(767)

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
NET BOOK VALUES
AS OF MARCH 31, 2024	350	—	116	—	220	—	686	—	357
AS OF DECEMBER 31, 2024	2,205	—	94	—	366	—	2,666	—	1,950
AS OF MARCH 31, 2025	1,978	—	86	—	346	—	2,410	—	1,738
Right of use assets relate to buildings, vehicles and furniture. The net book value of right of use assets related to buildings amounted to
€312 thousand as of March 31, 2024 and €1,655 thousand as of March 31, 2025.
As of March 31, 2025, no indicator of impairment has been identified.